Lease obligations (Tables)	12 Months Ended
Dec. 31, 2019
Lease Liabilities [Abstract]
Summary of Lease Obligations
	December 31, 2019	December 31, 2018
Balance, beginning of year	214	141
Adoption of IFRS 16	1,119	—
Acquisitions (note 5a)	15,179	—
Liabilities incurred	674	107
Lease payments	(778)	(34)
Liabilities disposed of	(468)	—
Interest expense	444	—
Foreign currency translation	565	—
Balance, end of year	16,949	214

Current portion	722	44
Long-term	16,227	170

Summary of Minimum Lease Payments

The Company’s minimum lease payments are as follows:

December 31, 2019
Less than one year	1,563
One to three years	3,465
Three to five years	2,071
Thereafter	22,868
Minimum lease payments	29,967
Amounts representing finance charges	(13,018)
Net minimum lease payments	16,949